Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
Entity Central Index Key	0000908186
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000015864 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Investor Class
Trading Symbol	TWEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
Net Assets	$ 7,804,237,607
Holdings Count | holding	110
Advisory Fees Paid, Amount	$ 31,412,063
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

C000015866 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	I Class
Trading Symbol	ACIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 7,804,237,607
Holdings Count | holding	110
Advisory Fees Paid, Amount	$ 31,412,063
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

C000189825 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Y Class
Trading Symbol	AEIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 7,804,237,607
Holdings Count | holding	110
Advisory Fees Paid, Amount	$ 31,412,063
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

C000015865 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	A Class
Trading Symbol	TWEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.18%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
Net Assets	$ 7,804,237,607
Holdings Count | holding	110
Advisory Fees Paid, Amount	$ 31,412,063
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

C000015867 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	C Class
Trading Symbol	AEYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$100	1.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.93%
Net Assets	$ 7,804,237,607
Holdings Count | holding	110
Advisory Fees Paid, Amount	$ 31,412,063
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

C000015868 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R Class
Trading Symbol	AEURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$75	1.43%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.43%
Net Assets	$ 7,804,237,607
Holdings Count | holding	110
Advisory Fees Paid, Amount	$ 31,412,063
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

C000189826 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R5 Class
Trading Symbol	AEIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 7,804,237,607
Holdings Count | holding	110
Advisory Fees Paid, Amount	$ 31,412,063
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

C000131602 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	R6 Class
Trading Symbol	AEUDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 7,804,237,607
Holdings Count | holding	110
Advisory Fees Paid, Amount	$ 31,412,063
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

C000214992 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	G Class
Trading Symbol	AEIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 7,804,237,607
Holdings Count | holding	110
Advisory Fees Paid, Amount	$ 31,412,063
Investment Company, Portfolio Turnover	16.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	79.6%
Preferred Stocks	8.8%
Convertible Bonds	5.5%
Equity-Linked Notes	2.5%
Convertible Preferred Stocks	1.0%
Exchange-Traded Funds	0.9%
Short-Term Investments	2.7%
Other Assets and Liabilities	(1.0)%

C000015871 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	ALVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Net Assets	$ 3,405,285,025
Holdings Count | holding	46
Advisory Fees Paid, Amount	$ 2,582,569
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

C000015873 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	I Class
Trading Symbol	ALVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 3,405,285,025
Holdings Count | holding	46
Advisory Fees Paid, Amount	$ 2,582,569
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

C000015872 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	A Class
Trading Symbol	ALPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$57	1.09%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%
Net Assets	$ 3,405,285,025
Holdings Count | holding	46
Advisory Fees Paid, Amount	$ 2,582,569
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

C000015876 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	C Class
Trading Symbol	ALPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$96	1.84%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.84%
Net Assets	$ 3,405,285,025
Holdings Count | holding	46
Advisory Fees Paid, Amount	$ 2,582,569
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

C000015877 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	R Class
Trading Symbol	ALVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$70	1.34%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
Net Assets	$ 3,405,285,025
Holdings Count | holding	46
Advisory Fees Paid, Amount	$ 2,582,569
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

C000189827 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	R5 Class
Trading Symbol	ALVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 3,405,285,025
Holdings Count | holding	46
Advisory Fees Paid, Amount	$ 2,582,569
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

C000131603 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	R6 Class
Trading Symbol	ALVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 3,405,285,025
Holdings Count | holding	46
Advisory Fees Paid, Amount	$ 2,582,569
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

C000236300 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Large Cap Value Fund
Class Name	G Class
Trading Symbol	ACFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Large Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 3,405,285,025
Holdings Count | holding	46
Advisory Fees Paid, Amount	$ 2,582,569
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.4%	Health Care Equipment and Supplies	10%
Short-Term Investments	2.7%	Pharmaceuticals	9%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Oil, Gas and Consumable Fuels	7%
		Banks	6%

C000015878 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	ACMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 8,658,979,700
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 26,858,283
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

C000015880 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	I Class
Trading Symbol	AVUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 8,658,979,700
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 26,858,283
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

C000189829 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Y Class
Trading Symbol	AMVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 8,658,979,700
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 26,858,283
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

C000015879 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	A Class
Trading Symbol	ACLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
Net Assets	$ 8,658,979,700
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 26,858,283
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

C000087957 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	C Class
Trading Symbol	ACCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$102	1.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.97%
Net Assets	$ 8,658,979,700
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 26,858,283
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

C000015881 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	R Class
Trading Symbol	AMVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$76	1.47%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.47%
Net Assets	$ 8,658,979,700
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 26,858,283
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

C000189828 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	R5 Class
Trading Symbol	AMVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 8,658,979,700
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 26,858,283
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

C000131604 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	R6 Class
Trading Symbol	AMDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 8,658,979,700
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 26,858,283
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

C000236301 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	G Class
Trading Symbol	ACIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 8,658,979,700
Holdings Count | holding	105
Advisory Fees Paid, Amount	$ 26,858,283
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.3%	Health Care Equipment and Supplies	8%
Short-Term Investments	1.7%	Health Care Providers and Services	8%
Other Assets and Liabilities	0.0%	Electric Utilities	7%
		Capital Markets	5%
		Insurance	5%

C000234632 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	Investor Class
Trading Symbol	AMAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Net Assets	$ 10,281,890
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 44,159
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	95.8%
Preferred Stocks	1.0%
Convertible Bonds	0.1%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.3%

C000234633 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	I Class
Trading Symbol	AMAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 10,281,890
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 44,159
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	95.8%
Preferred Stocks	1.0%
Convertible Bonds	0.1%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.3%

C000234634 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	A Class
Trading Symbol	AMAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$69	1.34%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%
Net Assets	$ 10,281,890
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 44,159
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	95.8%
Preferred Stocks	1.0%
Convertible Bonds	0.1%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.3%

C000234635 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	R Class
Trading Symbol	AMAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$82	1.59%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.59%
Net Assets	$ 10,281,890
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 44,159
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	95.8%
Preferred Stocks	1.0%
Convertible Bonds	0.1%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.3%

C000234631 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	R6 Class
Trading Symbol	AMAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 10,281,890
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 44,159
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	95.8%
Preferred Stocks	1.0%
Convertible Bonds	0.1%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.3%

C000234630 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dividend Fund
Class Name	G Class
Trading Symbol	AMALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Dividend Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 10,281,890
Holdings Count | holding	82
Advisory Fees Paid, Amount	$ 44,159
Investment Company, Portfolio Turnover	27.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	95.8%
Preferred Stocks	1.0%
Convertible Bonds	0.1%
Short-Term Investments	2.8%
Other Assets and Liabilities	0.3%

C000015885 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	ASVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
Net Assets	$ 5,669,401,924
Holdings Count | holding	112
Advisory Fees Paid, Amount	$ 21,661,828
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

C000015887 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	I Class
Trading Symbol	ACVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 5,669,401,924
Holdings Count | holding	112
Advisory Fees Paid, Amount	$ 21,661,828
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

C000189831 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Y Class
Trading Symbol	ASVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 5,669,401,924
Holdings Count | holding	112
Advisory Fees Paid, Amount	$ 21,661,828
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

C000015886 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	A Class
Trading Symbol	ACSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$67	1.33%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%
Net Assets	$ 5,669,401,924
Holdings Count | holding	112
Advisory Fees Paid, Amount	$ 21,661,828
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

C000087958 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	C Class
Trading Symbol	ASVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$105	2.08%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.08%
Net Assets	$ 5,669,401,924
Holdings Count | holding	112
Advisory Fees Paid, Amount	$ 21,661,828
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

C000087959 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R Class
Trading Symbol	ASVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$80	1.58%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%
Net Assets	$ 5,669,401,924
Holdings Count | holding	112
Advisory Fees Paid, Amount	$ 21,661,828
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

C000189830 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R5 Class
Trading Symbol	ASVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 5,669,401,924
Holdings Count | holding	112
Advisory Fees Paid, Amount	$ 21,661,828
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

C000131606 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	R6 Class
Trading Symbol	ASVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 5,669,401,924
Holdings Count | holding	112
Advisory Fees Paid, Amount	$ 21,661,828
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

C000212522 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	G Class
Trading Symbol	ASVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,669,401,924
Holdings Count | holding	112
Advisory Fees Paid, Amount	$ 21,661,828
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	23%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	8%
Other Assets and Liabilities	(0.3)%	Financial Services	6%
		Machinery	5%
		Trading Companies and Distributors	4%

C000015889 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Investor Class
Trading Symbol	TWVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 2,245,200,654
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 9,661,308
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

C000015891 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	I Class
Trading Symbol	AVLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 2,245,200,654
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 9,661,308
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

C000181791 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	Y Class
Trading Symbol	AVUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 2,245,200,654
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 9,661,308
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

C000015890 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	A Class
Trading Symbol	TWADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
Net Assets	$ 2,245,200,654
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 9,661,308
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

C000015894 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	C Class
Trading Symbol	ACLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$101	1.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.97%
Net Assets	$ 2,245,200,654
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 9,661,308
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

C000015895 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	R Class
Trading Symbol	AVURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$75	1.47%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%
Net Assets	$ 2,245,200,654
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 9,661,308
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

C000181792 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	R5 Class
Trading Symbol	AVUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 2,245,200,654
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 9,661,308
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%

C000131607 [Member]
Shareholder Report [Line Items]
Fund Name	Value Fund
Class Name	R6 Class
Trading Symbol	AVUDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 2,245,200,654
Holdings Count | holding	101
Advisory Fees Paid, Amount	$ 9,661,308
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.3%	Banks	10%
Short-Term Investments	3.6%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.9)%	Oil, Gas and Consumable Fuels	8%
		Capital Markets	6%
		Health Care Equipment and Supplies	6%